EQUITY METHOD INVESTMENTS - Movement in Equity Method Investments (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2023	Mar. 31, 2022	Jan. 31, 2020
Equity Method Investment [Roll Forward]
Beginning balance		$ 41,343,000
Distributions received from associated companies		(16,273,000)	$ 0	$ (450,000)
Ending balance		$ 65,400,000	$ 41,343,000
TFG Marine
Schedule of Equity Method Investments [Line Items]
Ownership percentage		10.00%	10.00%				10.00%
Equity Method Investment [Roll Forward]
Beginning balance		$ 0	$ 483,000
Share of income / (loss)		10,211,000	(483,000)
Distributions received from associated companies		0
Loss on disposal of equity method investments		0
Other		0
Ending balance		$ 10,211,000	$ 0	483,000
SwissMarine
Schedule of Equity Method Investments [Line Items]
Ownership percentage	17.50%	16.40%	17.50%			16.40%
Equity Method Investment [Roll Forward]
Beginning balance		$ 39,722,000	$ 15,371,000
Share of income / (loss)		22,434,000	24,351,000
Distributions received from associated companies		(9,828,000)
Loss on disposal of equity method investments		(891,000)
Other		0
Ending balance		$ 51,437,000	$ 39,722,000	15,371,000
SwissMarine | Subsequent Event
Schedule of Equity Method Investments [Line Items]
Ownership percentage					15.90%
UFC
Schedule of Equity Method Investments [Line Items]
Ownership percentage		50.00%	50.00%
Equity Method Investment [Roll Forward]
Beginning balance		$ 1,618,000	$ 545,000
Share of income / (loss)		9,039,000	1,073,000
Distributions received from associated companies		(6,445,000)
Loss on disposal of equity method investments		0
Other		0
Ending balance		$ 4,212,000	$ 1,618,000	545,000
CCL
Schedule of Equity Method Investments [Line Items]
Ownership percentage		0.00%	25.00%
Ownership percentage sold	25.00%
Proceeds from sale of equity method investments	$ 17,500
Other Investments
Equity Method Investment [Roll Forward]
Beginning balance		$ 3,000	$ 0
Share of income / (loss)		0	3,000
Distributions received from associated companies		0
Loss on disposal of equity method investments		0
Other		(463,000)
Ending balance		(460,000)	3,000	0
Total
Equity Method Investment [Roll Forward]
Beginning balance		41,343,000	16,399,000
Share of income / (loss)		41,684,000	24,944,000
Distributions received from associated companies		(16,273,000)
Loss on disposal of equity method investments		(891,000)
Other		(463,000)
Ending balance		$ 65,400,000	$ 41,343,000	$ 16,399,000